SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 182,040,968		$ 182,571,852		$ 108,999,805
Total Cost of revenue	144,491,083		139,308,511		135,103,408
Gross (loss) profit	37,549,885		43,263,341		(26,103,603)
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	125,916,457		127,692,325		76,721,105
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	56,124,511		54,879,527		32,278,700
Operating Segments [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	149,401,821		157,117,208		89,916,943
Total Cost of revenue	121,193,840		119,703,550		98,684,325
Gross (loss) profit	28,207,981		37,413,658		(8,767,382)
Operating Segments [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	56,124,511		54,879,527		32,278,700
Total Cost of revenue	46,763,308		47,861,811		49,614,921
Gross (loss) profit	9,361,203		7,017,716		(17,336,221)
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(23,485,364)		(29,424,883)		(13,195,838)
Total Cost of revenue	(23,466,065)		(28,256,850)		$ (13,195,838)
Gross (loss) profit	(19,299)		(1,168,033)
Elimination [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	$ (23,485,364)		$ (29,424,883)		$ (13,195,838)
Elimination [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue
Customer B [Member]
Segment Reporting Information [Line Items]
Revenue	$ 18,125,773		$ 23,882,302		$ 19,644,488
Customer C [Member]
Segment Reporting Information [Line Items]
Revenue	$ 19,595,911		$ 18,210,196			[1]
Customer D [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	$ 13,471,873
Customer J [Member]
Segment Reporting Information [Line Items]
Revenue	$ 35,094,472			[1]		[1]
Customer K [Member]
Segment Reporting Information [Line Items]
Revenue	$ 20,465,558			[1]		[1]

[1]	Represents less than 10%